Remeasurement items affecting operating profit - Summary of Significant Impairment of Assets (Details) R in Millions, $ in Millions	12 Months Ended
	Jun. 30, 2022 ZAR (R)	Jun. 30, 2021 ZAR (R)	Jun. 30, 2021 CAD ($)	Jun. 30, 2020 ZAR (R)
Impairment
Impairment loss (reversal of impairment loss)		R 28,732		R 112,736
Other cash-generating units
Impairment
Impairment loss (reversal of impairment loss)		774		2,172
Fuels | Sasolburg liquid fuels refinery
Impairment
Impairment loss (reversal of impairment loss)				8,594
Fuels | Secunda liquid fuels refinery
Impairment
Impairment loss (reversal of impairment loss)		24,456		3,834
Chemicals Africa | South Africa Wax value chain
Impairment
Impairment loss (reversal of impairment loss)		7,863		3,777
Chemicals Africa | Chlor Alkali and PVC
Impairment
Impairment loss (reversal of impairment loss)		1,094
Chemicals Africa | Ammonia value chain
Impairment
Impairment loss (reversal of impairment loss)				2,736
Chemicals Africa | Acrylates & Butanol value chain
Impairment
Impairment loss (reversal of impairment loss)				6,766
Chemicals Africa | Polyethylene value chain
Impairment
Impairment loss (reversal of impairment loss)				5,814
Chemicals Africa | Chlor Vinyls value chain
Impairment
Impairment loss (reversal of impairment loss)				1,979
Chemicals Africa | Chemical Work Up & Heavy Alcohols value chain
Impairment
Impairment loss (reversal of impairment loss)	R (1,400)			R 1,668
Percentage of increase (decrease) in solvent prices				(12.00%)
Chemicals America | US Chemicals assets held for sale (LLDPE & LDPE)
Impairment
Impairment loss (reversal of impairment loss)				R 72,558
Chemicals America | EO/EG
Impairment
Impairment loss (reversal of impairment loss)		(4,934)
Chemicals Eurasia | Wax business
Impairment
Impairment loss (reversal of impairment loss)				R 2,838
Gas | Canadian shale gas assets
Impairment
Impairment loss (reversal of impairment loss)		R (521)	$ (45)